Investments in Other Companies - Unconsolidated structured entities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Reconciliation of investments in unconsolidated companies
Balance at beginning of the period		$ 30,314	$ 25,849	$ 23,043
Capital increase			1,129	314
Participation in net income	$ 8,955	5,511	4,019	3,243
Dividends received	(786)	(484)	(667)	(663)
Other		430	(16)	(88)
Balance at end of the period	$ 58,124	35,771	30,314	$ 25,849
Impairment incurred		$ 0	$ 0